Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2016	2015	2014
Current tax provision
Federal	$469.6	$655.3	$594.4
State	12.7	14.7	0
Deferred tax expense (benefit)
Federal	(66.3)	(47.7)	32.0
State	(2.5)	(11.2)	0
Total income tax provision	$413.5	$611.1	$626.4

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2016		2015		2014
Income before income taxes	$1,470.7		$1,911.6		$1,907.4
Tax at statutory federal rate	$514.8	35%	$669.1	35%	$667.6	35%
Tax effect of:
Tax credits	(62.2)	(4)	(1.9)	0	(2.2)	0
Dividends received deduction	(22.6)	(2)	(19.8)	(1)	(18.3)	(1)
Exempt interest income	(15.7)	(1)	(17.8)	(1)	(13.8)	(1)
Non-taxable gain[1]	0	0	(13.8)	(1)	0	0
Tax-deductible dividends	(6.1)	0	(7.9)	0	(6.5)	0
State income taxes, net of federal taxes	6.6	0	2.3	0	0	0
Other items, net	(1.3)	0	0.9	0	(0.4)	0
Total income tax provision	$413.5	28%	$611.1	32%	$626.4	33%

[1] Represents the tax effect of holding period gains on the 5% interest in ARX we owned prior to acquisition of a controlling interest on April 1, 2015.

Components of Net Deferred Tax Assets
At December 31, 2016 and 2015, the components of the net deferred tax asset (liability) were as follows:

(millions)	2016	2015
Federal deferred tax assets:
Unearned premiums reserve	$515.6	$453.3
Investment basis differences	31.3	40.5
Non-deductible accruals	259.9	231.4
Loss and loss adjustment expense reserves	76.5	75.3
Hedges on forecasted transactions	5.1	4.4
Other	8.9	9.6
Federal deferred tax liabilities:
Net unrealized gains on securities	(507.2)	(436.7)
Deferred acquisition costs	(227.9)	(197.4)
Property and equipment	(120.2)	(110.7)
Prepaid expenses	(9.2)	(11.9)
Intangible assets-ARX acquisition	(145.3)	(166.4)
Deferred gain on extinguishment of debt	(1.5)	(2.2)
Other	(7.7)	(7.0)
Net federal deferred tax liability	(121.7)	(117.8)
Net state deferred tax asset	10.4	8.5
Net deferred tax liability	$(111.3)	$(109.3)